REVENUES - Revenues by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 5,775	$ 6,007	$ 11,481	$ 12,064
Other revenues	722	688	1,452	1,380
Total revenues	6,497	6,695	12,933	13,444
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,661	1,974	3,241	4,039
Other revenues	455	405	921	832
Total revenues	2,116	2,379	4,162	4,871
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	495	485	986	955
Other revenues	267	279	531	540
Total revenues	762	764	1,517	1,495
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,619	3,548	7,254	7,070
Other revenues	0	4	0	8
Total revenues	$ 3,619	$ 3,552	$ 7,254	$ 7,078